Asset Acquisitions (Details Narrative)				12 Months Ended
	Jul. 25, 2023 MOP (MOP$)	May 15, 2023 MOP (MOP$)	Feb. 15, 2023 MOP (MOP$)	Sep. 30, 2024 USD ($)	Jun. 14, 2023	Nov. 12, 2019
AssetAcquisitionLineItem [Line Items]
Consideration transferred to acquire equity interest | $				$ 63,909
ZGCL Macau [Member]
AssetAcquisitionLineItem [Line Items]
Consideration transferred to acquire equity interest		MOP$ 100,000
ZGCL Macau [Member]
AssetAcquisitionLineItem [Line Items]
Equity ownership percentage	32.00%	100.00%	100.00%		68.00%	90.00%
Consideration transferred to acquire equity interest	MOP$ 32,000		MOP$ 100,000